Oakmark Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6%
FINANCIALS – 40.1%
FINANCIAL SERVICES – 25.5%
Capital One Financial Corp.	4,159	$545,328
Intercontinental Exchange, Inc.	4,175	536,221
KKR & Co., Inc.	5,930	491,300
Fiserv, Inc. (a)	3,400	451,656
American Express Co.	2,408	451,077
Ally Financial, Inc.	11,959	417,612
Charles Schwab Corp.	5,883	404,750
State Street Corp.	4,600	356,301
Bank of New York Mellon Corp.	6,741	350,845
Goldman Sachs Group, Inc.	735	283,541
Global Payments, Inc.	2,050	260,350
BlackRock, Inc.	275	223,245
Moody's Corp.	430	167,890
		4,940,116
BANKS – 9.5%
Wells Fargo & Co.	10,163	500,223
Bank of America Corp.	12,524	421,666
Citigroup, Inc.	6,844	352,066
Truist Financial Corp.	7,860	290,191
First Citizens BancShares, Inc., Class A	189	268,185
		1,832,331
INSURANCE – 5.1%
American International Group, Inc.	6,793	460,212
Willis Towers Watson PLC	1,575	379,890
Reinsurance Group of America, Inc.	922	149,167
		989,269
		7,761,716
COMMUNICATION SERVICES – 11.8%
MEDIA & ENTERTAINMENT – 11.8%
Alphabet, Inc., Class A (a)	4,544	634,723
Comcast Corp., Class A	10,500	460,425
Charter Communications, Inc., Class A (a)	913	354,721
Warner Bros. Discovery, Inc. (a)	24,587	279,800
Meta Platforms, Inc., Class A (a)	644	228,092
Liberty Broadband Corp., Class C (a)	2,020	162,792
Walt Disney Co.	1,750	158,007
		2,278,560
ENERGY – 8.6%
ConocoPhillips	4,284	497,209
EOG Resources, Inc.	3,417	413,233
APA Corp.	10,585	379,783
Phillips 66	2,761	367,600
		1,657,825
HEALTH CARE – 8.3%
HEALTH CARE EQUIPMENT & SERVICES – 5.0%
Centene Corp. (a)	4,582	340,054
HCA Healthcare, Inc.	857	231,972
CVS Health Corp.	2,544	200,874
Baxter International, Inc.	5,190	200,645
		973,545
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.3%
IQVIA Holdings, Inc. (a)	2,030	469,702
Danaher Corp.	700	161,938
		631,640
		1,605,185
CONSUMER DISCRETIONARY – 8.0%
AUTOMOBILES & COMPONENTS – 5.0%
General Motors Co.	11,562	415,307
Magna International, Inc.	4,700	277,676
BorgWarner, Inc.	6,450	231,232
Phinia, Inc.	1,228	37,199
		961,414
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.1%
Amazon.com, Inc. (a)	1,538	233,729
eBay, Inc.	4,253	185,507
		419,236
CONSUMER SERVICES – 0.9%
Hilton Worldwide Holdings, Inc.	949	172,822
		1,553,472
INFORMATION TECHNOLOGY – 4.7%
SOFTWARE & SERVICES – 2.9%
Salesforce, Inc. (a)	1,285	338,135
Oracle Corp.	2,123	223,796
		561,931
TECHNOLOGY HARDWARE & EQUIPMENT – 1.8%
Cisco Systems, Inc.	3,470	175,305
TE Connectivity Ltd.	1,214	170,629
		345,934
		907,865
INDUSTRIALS – 4.3%
CAPITAL GOODS – 3.2%
Masco Corp.	5,074	339,883
Fortune Brands Innovations, Inc.	3,655	278,254
		618,137
COMMERCIAL & PROFESSIONAL SERVICES – 1.1%
Equifax, Inc.	840	207,724
		825,861
CONSUMER STAPLES – 3.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.1%
Kroger Co.	8,950	409,105
FOOD, BEVERAGE & TOBACCO – 1.7%
Altria Group, Inc.	8,010	323,123
		732,228

OAKMARK FUNDS

Oakmark Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6% (cont.)
MATERIALS – 2.7%
Corteva, Inc.	5,900	$282,728
Celanese Corp.	1,532	238,026
		520,754
REAL ESTATE – 2.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.3%
CBRE Group, Inc., Class A (a)	4,766	443,667
TOTAL COMMON STOCKS – 94.6%
(Cost $13,722,785)		18,287,133

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.4%
REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $851,110, collateralized by a United States Treasury Notes, 0.625% - 3.875% due 01/15/26, aggregate value plus accrued interest of $867,619 (Cost: $850,607)	$850,607	850,607
U.S. GOVERNMENT BILLS – 1.0%
U.S. Treasury Bills, 5.50%, due 01/23/24 (b)	100,000	99,692
U.S. Treasury Bills, 5.49%, due 02/20/24 (b)	100,000	99,283
TOTAL U.S. GOVERNMENT BILLS – 1.0%
(Cost $198,935)		198,975
TOTAL SHORT-TERM INVESTMENTS – 5.4%
(Cost $1,049,542)		1,049,582
TOTAL INVESTMENTS – 100.0%
(Cost $14,772,327)		19,336,715
Liabilities In Excess of Other Assets – 0.0%(c)		(391)
TOTAL NET ASSETS – 100.0%		$19,336,324

(a)	Non-income producing security.
(b)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Select Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.8%
FINANCIALS – 40.9%
FINANCIAL SERVICES – 31.5%
Capital One Financial Corp.	3,105	$407,101
Charles Schwab Corp.	5,048	347,298
Intercontinental Exchange, Inc.	2,375	305,054
KKR & Co., Inc.	3,326	275,559
Ally Financial, Inc.	6,253	218,348
American Express Co.	1,088	203,826
Fiserv, Inc. (a)	1,313	174,473
		1,931,659
BANKS – 9.4%
First Citizens BancShares, Inc., Class A	244	346,630
Wells Fargo & Co.	4,710	231,814
		578,444
		2,510,103
COMMUNICATION SERVICES – 14.5%
MEDIA & ENTERTAINMENT – 14.5%
Alphabet, Inc., Class A (a)	2,853	398,580
Charter Communications, Inc., Class A (a)	580	225,396
Warner Bros. Discovery, Inc. (a)	13,499	153,619
Liberty Broadband Corp., Class C (a)	1,410	113,634
		891,229
ENERGY – 9.5%
Phillips 66	1,377	183,334
ConocoPhillips	1,548	179,666
APA Corp.	3,220	115,526
EOG Resources, Inc.	871	105,297
		583,823
REAL ESTATE – 8.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.0%
CBRE Group, Inc., Class A (a)	5,282	491,734
HEALTH CARE – 7.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.7%
IQVIA Holdings, Inc. (a)	2,050	474,329
CONSUMER DISCRETIONARY – 7.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 7.0%
Lithia Motors, Inc.	1,299	427,735
INFORMATION TECHNOLOGY – 3.6%
SOFTWARE & SERVICES – 3.6%
Salesforce, Inc. (a)	853	224,564
INDUSTRIALS – 2.6%
COMMERCIAL & PROFESSIONAL SERVICES – 2.6%
Paycom Software, Inc.	762	157,436
TOTAL COMMON STOCKS – 93.8%
(Cost $4,154,740)		5,760,953

	Par Value	Value
SHORT-TERM INVESTMENTS – 6.7%
REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $413,595, collateralized by a United States Treasury Notes, 0.375% - 2.000% due 01/15/26 - 01/31/26, aggregate value plus accrued interest of $421,618 (Cost: $413,351)	$413,351	$413,351
TOTAL SHORT-TERM INVESTMENTS – 6.7%
(Cost $413,351)		413,351
TOTAL INVESTMENTS – 100.5%
(Cost $4,568,091)		6,174,304
Liabilities In Excess of Other Assets – (0.5)%		(31,569)
TOTAL NET ASSETS – 100.0%		$6,142,735

(a)	Non-income producing security.

OAKMARK FUNDS

Oakmark Global Fund

Global Diversification —December 31, 2023 (Unaudited)

		% of Equity Investments
North America		49.9%
	United States	49.9%
Europe		46.0%
	United Kingdom	14.5%
	Germany*	13.2%
	Switzerland	6.9%
	France*	4.9%
	Netherlands*	2.4%
	Belgium*	2.2%
	Ireland*	1.9%
Asia		4.1%
	South Korea	2.3%
	China	1.8%

*	Euro currency countries comprise 24.6% of equity investments.

Oakmark Global Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.6%
FINANCIALS – 33.6%
FINANCIAL SERVICES – 16.5%
Capital One Financial Corp. (United States)	283	$37,054
Julius Baer Group Ltd. (Switzerland)	579	32,465
Fiserv, Inc. (United States) (a)	226	30,035
KKR & Co., Inc. (United States)	316	26,181
St. James's Place PLC (United Kingdom)	3,003	26,167
Intercontinental Exchange, Inc. (United States)	204	26,148
Corebridge Financial, Inc. (United States)	1,093	23,672
		201,722
INSURANCE – 9.7%
Prudential PLC (United Kingdom)	2,947	33,323
Allianz SE (Germany)	114	30,510
American International Group, Inc. (United States)	419	28,414
Willis Towers Watson PLC (United States)	110	26,484
		118,731
BANKS – 7.4%
Lloyds Banking Group PLC (United Kingdom)	92,281	56,120
Bank of America Corp. (United States)	998	33,589
		89,709
		410,162
CONSUMER DISCRETIONARY – 15.8%
AUTOMOBILES & COMPONENTS – 6.3%
Mercedes-Benz Group AG (Germany)	639	44,138
General Motors Co. (United States)	926	33,262
		77,400
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 5.6%
Prosus NV (Netherlands)	963	28,686
Alibaba Group Holding Ltd. (China)	2,251	21,797
Amazon.com, Inc. (United States) (a)	117	17,732
		68,215
CONSUMER DURABLES & APPAREL – 3.9%
Kering SA (France)	76	33,300
Brunswick Corp. (United States)	150	14,512
		47,812
		193,427
HEALTH CARE – 11.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.0%
IQVIA Holdings, Inc. (United States) (a)	151	34,915
Bayer AG (Germany)	870	32,288
Danaher Corp. (United States)	69	15,939
Agilent Technologies, Inc. (United States)	107	14,807
Roche Holding AG (Switzerland)	47	13,547
Novartis AG (Switzerland)	108	10,848
		122,344
HEALTH CARE EQUIPMENT & SERVICES – 1.8%
Envista Holdings Corp. (United States) (a)	932	22,412
		144,756
COMMUNICATION SERVICES – 10.6%
MEDIA & ENTERTAINMENT – 10.6%
Alphabet, Inc., Class A (United States) (a)	306	42,745
Interpublic Group of Cos., Inc. (United States)	1,059	34,565
Charter Communications, Inc., Class A (United States) (a)	76	29,384
Liberty Broadband Corp., Class C (United States) (a)	152	12,258
Warner Bros. Discovery, Inc. (United States) (a)	964	10,975
		129,927
INDUSTRIALS – 9.2%
CAPITAL GOODS – 7.3%
CNH Industrial NV (United Kingdom)	3,876	47,208
Daimler Truck Holding AG (Germany)	857	32,191
Travis Perkins PLC (United Kingdom)	969	10,235
		89,634
TRANSPORTATION – 1.9%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	174	23,170
		112,804
INFORMATION TECHNOLOGY – 8.9%
TECHNOLOGY HARDWARE & EQUIPMENT – 5.4%
Samsung Electronics Co. Ltd. (South Korea)	449	27,222
TE Connectivity Ltd. (United States)	138	19,445
Cisco Systems, Inc. (United States)	369	18,662
		65,329
SOFTWARE & SERVICES – 3.5%
Capgemini SE (France)	121	25,296
SAP SE (Germany)	117	18,016
		43,312
		108,641
CONSUMER STAPLES – 3.4%
FOOD, BEVERAGE & TOBACCO – 2.1%
Anheuser-Busch InBev SA (Belgium)	400	25,804
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.3%
Kroger Co. (United States)	334	15,253
		41,057
ENERGY – 2.2%
ConocoPhillips (United States)	234	27,161
MATERIALS – 2.1%
Glencore PLC (Switzerland)	4,223	25,415
TOTAL COMMON STOCKS – 97.6%
(Cost $936,672)		1,193,350

OAKMARK FUNDS

Oakmark Global Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 2.3%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $27,892, collateralized by a United States Treasury Note, 0.625% due 01/15/26, value plus accrued interest of $28,433 (Cost: $27,876)	$27,876	$27,876
TOTAL SHORT-TERM INVESTMENTS – 2.3%
(Cost $27,876)		27,876
TOTAL INVESTMENTS – 99.9%
(Cost $964,548)		1,221,226
Foreign Currencies (Cost $0)(d) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.1%		797
TOTAL NET ASSETS – 100.0%		$1,222,023

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark Global Select Fund

Global Diversification —December 31, 2023 (Unaudited)

		% of Equity Investments
North America		54.1%
	United States		54.1%
Europe		34.8%
	Germany*		12.1%
	United Kingdom		10.9%
	France*		4.6%
	Switzerland		3.8%
	Netherlands*		3.4%
Asia		11.1%
	South Korea		8.9%
	China		2.2%

*	Euro currency countries comprise 20.1% of equity investments.

Oakmark Global Select Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 90.8%
FINANCIALS – 29.7%
FINANCIAL SERVICES – 15.3%
Intercontinental Exchange, Inc. (United States)	476	$61,133
Capital One Financial Corp. (United States)	422	55,280
Fiserv, Inc. (United States) (a)	411	54,645
		171,058
BANKS – 9.7%
Lloyds Banking Group PLC (United Kingdom)	96,447	58,653
Bank of America Corp. (United States)	1,479	49,803
		108,456
INSURANCE – 4.7%
American International Group, Inc. (United States)	769	52,116
		331,630
COMMUNICATION SERVICES – 17.1%
MEDIA & ENTERTAINMENT – 17.1%
Alphabet, Inc., Class A (United States) (a)	532	74,280
Charter Communications, Inc., Class A (United States) (a)	185	71,975
NAVER Corp. (South Korea)	258	44,691
		190,946
CONSUMER DISCRETIONARY – 12.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 8.4%
Prosus NV (Netherlands)	1,228	36,576
Amazon.com, Inc. (United States) (a)	221	33,628
Alibaba Group Holding Ltd. (China)	2,426	23,487
		93,691
AUTOMOBILES & COMPONENTS – 4.3%
Mercedes-Benz Group AG (Germany)	705	48,647
		142,338
HEALTH CARE – 10.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.6%
Bayer AG (Germany)	1,219	45,271
Roche Holding AG (Switzerland)	140	40,816
Danaher Corp. (United States)	139	32,156
		118,243
INDUSTRIALS – 5.1%
CAPITAL GOODS – 5.1%
CNH Industrial NV (United Kingdom)	4,720	57,489
CONSUMER STAPLES – 4.3%
FOOD, BEVERAGE & TOBACCO – 4.3%
Danone SA (France)	749	48,501
ENERGY – 4.2%
ConocoPhillips (United States)	406	47,113
REAL ESTATE – 4.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.0%
CBRE Group, Inc., Class A (United States) (a)	478	44,495
INFORMATION TECHNOLOGY – 3.1%
SOFTWARE & SERVICES – 3.1%
SAP SE (Germany)	228	35,107
TOTAL COMMON STOCKS – 90.8%
(Cost $781,853)		1,015,862

PREFERRED STOCKS – 4.5%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.5%
Samsung Electronics Co. Ltd. (South Korea)	1,036	49,897
TOTAL PREFERRED STOCKS – 4.5%
(Cost $45,917)		49,897

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.6%
REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $51,692, collateralized by a United States Treasury Note, 0.625% due 01/15/26, value plus accrued interest of $52,695 (Cost: $51,662)	$51,662	51,662
TOTAL SHORT-TERM INVESTMENTS – 4.6%
(Cost $51,662)		51,662
TOTAL INVESTMENTS – 99.9%
(Cost $879,432)		1,117,421
Foreign Currencies (Cost $1) – 0.0% (b)		1
Other Assets In Excess of Liabilities – 0.1%		1,011
TOTAL NET ASSETS – 100.0%		$1,118,433

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2023 (Unaudited)

		% of Equity Investments
Europe		87.6%
	Germany*		26.8%
	United Kingdom		18.5%
	France*		15.6%
	Switzerland		8.3%
	Netherlands*		4.9%
	Sweden		3.9%
	Italy*		2.4%
	Ireland*		1.7%
	Luxembourg*		1.5%
	Spain*		1.4%
	Belgium*		1.4%
	Denmark		1.2%
Asia		9.5%
	South Korea		3.7%
	Japan		3.5%
	China		1.4%
	India		0.7%
	Indonesia		0.2%
North America		2.9%
	Canada		1.8%
	Bermuda		1.1%

*	Euro currency countries comprise 55.7% of equity investments.

Oakmark International Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.3%
CONSUMER DISCRETIONARY – 22.1%
AUTOMOBILES & COMPONENTS – 8.8%
Mercedes-Benz Group AG (Germany)	8,178	$564,691
Continental AG (Germany)	6,169	523,870
Bayerische Motoren Werke AG (Germany)	4,116	457,883
Valeo SE (France) (a)	15,711	241,350
		1,787,794
CONSUMER DURABLES & APPAREL – 6.0%
Kering SA (France)	1,187	522,625
adidas AG (Germany)	1,274	259,069
Swatch Group AG (Switzerland)	877	238,411
Cie Financiere Richemont SA, Class A (Switzerland)	1,417	195,032
		1,215,137
CONSUMER SERVICES – 3.9%
Accor SA (France)	9,827	375,354
Amadeus IT Group SA (Spain)	3,934	281,803
Compass Group PLC (United Kingdom)	5,223	142,862
		800,019
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.4%
Prosus NV (Netherlands)	14,163	421,929
Alibaba Group Holding Ltd. (China)	28,168	272,711
		694,640
		4,497,590
FINANCIALS – 20.6%
BANKS – 9.9%
Lloyds Banking Group PLC (United Kingdom)	1,187,616	722,232
BNP Paribas SA (France)	9,321	644,045
Intesa Sanpaolo SpA (Italy)	165,588	483,233
Axis Bank Ltd. (India)	10,154	134,506
Bank Mandiri Persero Tbk. PT (Indonesia)	79,660	31,301
		2,015,317
FINANCIAL SERVICES – 6.1%
Schroders PLC (United Kingdom)	74,599	408,781
EXOR NV (Netherlands)	3,383	338,025
Worldline SA (France) (a) (b)	15,146	262,014
Edenred SE (France)	4,044	241,725
		1,250,545
INSURANCE – 4.6%
Prudential PLC (United Kingdom)	46,141	521,792
Allianz SE (Germany)	1,565	418,146
		939,938
		4,205,800
INDUSTRIALS – 20.1%
CAPITAL GOODS – 16.3%
CNH Industrial NV (United Kingdom)	60,303	734,494
Daimler Truck Holding AG (Germany)	11,147	418,654
Siemens AG (Germany)	1,841	345,247
SKF AB, Class B (Sweden)	16,097	321,270
Volvo AB, Class B (Sweden)	10,975	284,761
Brenntag SE (Germany)	2,864	263,109
Ashtead Group PLC (United Kingdom)	3,718	258,868
Komatsu Ltd. (Japan)	7,607	198,971
Schindler Holding AG (Switzerland)	679	169,658
Sandvik AB (Sweden)	7,515	162,504
Smiths Group PLC (United Kingdom)	5,203	116,947
Bunzl PLC (United Kingdom)	1,061	43,133
		3,317,616
TRANSPORTATION – 2.8%
Ryanair Holdings PLC ADR (Ireland) (b) (c)	2,485	331,386
DSV AS (Denmark)	1,391	244,238
		575,624
COMMERCIAL & PROFESSIONAL SERVICES – 1.0%
Recruit Holdings Co. Ltd. (Japan)	4,938	208,832
		4,102,072
HEALTH CARE – 11.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.3%
Bayer AG (Germany)	14,205	527,361
Eurofins Scientific SE (Luxembourg)	4,590	298,880
Roche Holding AG (Switzerland)	907	263,614
Novartis AG (Switzerland)	2,021	203,908
		1,293,763
HEALTH CARE EQUIPMENT & SERVICES – 4.7%
Fresenius Medical Care AG (Germany)	12,192	510,900
Fresenius SE & Co. KGaA (Germany)	14,397	446,130
		957,030
		2,250,793
COMMUNICATION SERVICES – 6.4%
MEDIA & ENTERTAINMENT – 5.4%
NAVER Corp. (South Korea)	2,236	386,832
WPP PLC (United Kingdom)	37,178	356,840
Publicis Groupe SA (France)	2,349	217,873
Informa PLC (United Kingdom)	13,041	129,858
		1,091,403
TELECOMMUNICATION SERVICES – 1.0%
Liberty Global Ltd., Class A (Bermuda) (b)	11,694	207,803
		1,299,206
INFORMATION TECHNOLOGY – 5.9%
SOFTWARE & SERVICES – 5.9%
Open Text Corp. (Canada)	8,522	358,151
Capgemini SE (France)	1,559	324,822
Fujitsu Ltd. (Japan)	1,938	292,388
SAP SE (Germany)	1,426	219,589
		1,194,950

OAKMARK FUNDS

Oakmark International Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.3% (cont.)
CONSUMER STAPLES – 4.7%
FOOD, BEVERAGE & TOBACCO – 2.6%
Anheuser-Busch InBev SA (Belgium)	4,236	$273,198
Danone SA (France)	3,874	250,924
		524,122
HOUSEHOLD & PERSONAL PRODUCTS – 2.1%
Reckitt Benckiser Group PLC (United Kingdom)	3,244	224,095
Henkel AG & Co. KGaA (Germany)	2,933	210,365
		434,460
		958,582
MATERIALS – 4.5%
Glencore PLC (Switzerland)	55,663	334,961
Holcim AG (Switzerland)	2,965	232,753
Akzo Nobel NV (Netherlands)	2,443	201,819
thyssenkrupp AG (Germany)	20,640	143,823
		913,356
TOTAL COMMON STOCKS – 95.3%
(Cost $17,278,003)		19,422,349
PREFERRED STOCKS – 1.7%
INFORMATION TECHNOLOGY – 1.7%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Samsung Electronics Co. Ltd. (South Korea)	7,224	348,085
TOTAL PREFERRED STOCKS – 1.7%
(Cost $376,458)		348,085

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.8%
REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $411,098, collateralized by a United States Treasury Note, 0.625% due 01/15/26, value plus accrued interest of $419,072 (Cost: $410,855)	$410,855	410,855
COMMERCIAL PAPER – 0.8%
American Honda Finance Corp.,
5.64% - 5.75%, due 01/09/24 - 02/05/24 (d)	115,000	114,668
General Mills, Inc., 144A,
5.52%, due 01/04/24 (d) (e)	28,000	27,975
Walgreens Boots Alliance, Inc., 144A,
6.37%, due 01/05/24 (d) (e)	12,500	12,485
TOTAL COMMERCIAL PAPER – 0.8%
(Cost $155,196)		155,128
TOTAL SHORT-TERM INVESTMENTS – 2.8%
(Cost $566,051)		565,983
TOTAL INVESTMENTS – 99.8%
(Cost $18,220,512)		20,336,417
Foreign Currencies (Cost $4) – 0.0% (f)		4
Other Assets In Excess of Liabilities – 0.2%		46,057
TOTAL NET ASSETS – 100.0%		$20,382,478

(a)	See Note 3 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security.
(c)	Sponsored American Depositary Receipt
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2023	Value December 31, 2023	Percent of Net Assets
Valeo	15,711	$19,766	$0	$0	$(25,435)	$0	$247,019	$241,350	1.2%
Worldline	15,146	36,166	0	0	(129,839)	0	355,687	262,014	1.3%
TOTAL	30,857	$55,932	$0	$0	$(155,274)	$0	$602,706	$503,364	2.5%

OAKMARK FUNDS

Oakmark International Small Cap Fund

Global Diversification —December 31, 2023 (Unaudited)

		% of Equity Investments
Europe		78.3%
	United Kingdom		21.0%
	Switzerland		10.0%
	Italy*		8.2%
	Sweden		7.2%
	Germany*		7.1%
	Finland*		7.0%
	Norway		4.6%
	Spain*		4.3%
	Denmark		4.3%
	Netherlands*		4.1%
	Belgium*		0.5%
Asia		11.8%
	Japan		4.8%
	South Korea		4.6%
	China		1.6%
	Indonesia		0.8%
Australasia		3.9%
	Australia		3.9%
Latin America		2.6%
	Mexico		2.6%
North America		2.3%
	Canada		2.3%
Middle East		1.1%
	Israel		1.1%

*	Euro currency countries comprise 31.2% of equity investments.

Oakmark International Small Cap Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.2%
INDUSTRIALS – 32.0%
CAPITAL GOODS – 19.6%
Konecranes OYJ (Finland)	1,115	$50,189
Duerr AG (Germany)	1,865	44,007
Travis Perkins PLC (United Kingdom)	3,222	34,025
Howden Joinery Group PLC (United Kingdom)	2,955	30,640
Metso OYJ (Finland)	2,961	29,978
Fluidra SA (Spain)	1,244	25,893
Valmet OYJ (Finland)	667	19,235
Babcock International Group PLC (United Kingdom)	3,618	18,216
Sulzer AG (Switzerland)	173	17,707
dormakaba Holding AG (Switzerland)	30	16,188
		286,078
COMMERCIAL & PROFESSIONAL SERVICES – 12.4%
ISS AS (Denmark)	2,274	43,424
Hays PLC (United Kingdom)	21,735	30,253
Loomis AB (Sweden)	1,090	28,907
Pagegroup PLC (United Kingdom)	3,648	22,642
SThree PLC (United Kingdom)	2,953	15,736
Applus Services SA (Spain)	1,329	14,668
Mitie Group PLC (United Kingdom)	7,243	9,167
Randstad NV (Netherlands)	143	8,966
Adecco Group AG (Switzerland)	132	6,462
		180,225
		466,303
FINANCIALS – 19.6%
FINANCIAL SERVICES – 15.1%
Azimut Holding SpA (Italy)	1,833	47,827
Nexi SpA (Italy) (a)	5,098	41,681
Julius Baer Group Ltd. (Switzerland)	698	39,152
St. James's Place PLC (United Kingdom)	3,760	32,766
Euronext NV (Netherlands)	299	25,970
EFG International AG (Switzerland)	1,446	18,563
Intermediate Capital Group PLC (United Kingdom)	705	15,099
		221,058
BANKS – 4.5%
BNK Financial Group, Inc. (South Korea)	6,182	34,190
DGB Financial Group, Inc. (South Korea)	4,711	30,980
		65,170
		286,228
CONSUMER DISCRETIONARY – 10.7%
AUTOMOBILES & COMPONENTS – 6.7%
Dometic Group AB (Sweden)	4,066	36,334
Pirelli & C SpA (Italy)	4,793	26,072
Autoliv, Inc. (Sweden)	188	20,705
Vitesco Technologies Group AG (Germany) (a)	136	14,095
		97,206
CONSUMER DURABLES & APPAREL – 2.2%
GN Store Nord AS (Denmark) (a)	678	17,242
Gildan Activewear, Inc. (Canada)	462	15,279
		32,521
CONSUMER SERVICES – 1.6%
Wynn Macau Ltd. (China) (a)	28,088	23,129
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 0.2%
Wickes Group PLC (United Kingdom)	2,003	3,628
		156,484
INFORMATION TECHNOLOGY – 8.8%
SOFTWARE & SERVICES – 6.9%
Atea ASA (Norway)	3,319	42,202
TeamViewer SE (Germany) (a)	1,891	29,349
BIPROGY, Inc. (Japan)	671	21,001
Sapiens International Corp. NV (Israel)	291	8,416
		100,968
TECHNOLOGY HARDWARE & EQUIPMENT – 1.9%
Softwareone Holding AG (Switzerland)	1,369	26,685
		127,653
HEALTH CARE – 7.3%
HEALTH CARE EQUIPMENT & SERVICES – 5.8%
ConvaTec Group PLC (United Kingdom)	9,443	29,393
Ansell Ltd. (Australia)	1,691	29,023
Elekta AB, Class B (Sweden)	2,028	16,553
Medmix AG (Switzerland)	444	10,030
		84,999
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.5%
Grifols SA ADR (Spain) (a) (b)	1,809	20,912
		105,911
COMMUNICATION SERVICES – 6.2%
MEDIA & ENTERTAINMENT – 5.5%
oOh!media Ltd. (Australia)	22,867	25,790
Schibsted ASA, Class B (Norway)	817	22,251
Megacable Holdings SAB de CV (Mexico)	9,538	21,298
Hakuhodo DY Holdings, Inc. (Japan)	1,398	10,716
		80,055
TELECOMMUNICATION SERVICES – 0.7%
Sarana Menara Nusantara Tbk. PT (Indonesia)	172,923	11,119
		91,174
CONSUMER STAPLES – 4.6%
FOOD, BEVERAGE & TOBACCO – 2.1%
JDE Peet's NV (Netherlands)	869	23,369
Strauss Group Ltd. (Israel) (a)	391	7,361
		30,730

OAKMARK FUNDS

Oakmark International Small Cap Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.2% (cont.)
CONSUMER STAPLES – 4.6% (cont.)
CONSUMER STAPLES DISTRIBUTION & RETAI L– 1.5%
Sugi Holdings Co. Ltd. (Japan)	465	$21,372
HOUSEHOLD & PERSONAL PRODUCTS – 1.0%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	6,876	15,456
		67,558
MATERIALS – 4.4%
DS Smith PLC (United Kingdom)	9,110	35,683
Lanxess AG (Germany)	422	13,204
Essentra PLC (United Kingdom)	3,721	8,043
Titan Cement International SA (Belgium)	311	7,290
		64,220
REAL ESTATE – 3.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.6%
Colliers International Group, Inc. (Canada)	140	17,720
Katitas Co. Ltd. (Japan)	996	15,463
LSL Property Services PLC (United Kingdom)	3,634	11,951
IWG PLC (Switzerland) (a)	2,881	6,951
		52,085
TOTAL COMMON STOCKS – 97.2%
(Cost $1,270,575)		1,417,616

	Par Value	Value
SHORT-TERM INVESTMENT – 2.5%
REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $36,942, collateralized by a United States Treasury Note, 0.625% due 01/15/26, value plus accrued interest of $37,659 (Cost: $36,920)	$36,920	36,920
TOTAL SHORT-TERM INVESTMENTS – 2.5%
(Cost $36,920)		36,920
TOTAL INVESTMENTS – 99.7%
(Cost $1,307,495)		1,454,536
Foreign Currencies (Cost $1) – 0.0% (c)		1
Other Assets In Excess of Liabilities – 0.3%		3,951
TOTAL NET ASSETS – 100.0%		$1,458,488

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 58.8%
FINANCIALS – 20.6%
FINANCIAL SERVICES – 13.3%
Fiserv, Inc. (a)	1,094	$145,354
Capital One Financial Corp.	928	121,614
Ally Financial, Inc.	3,428	119,702
Intercontinental Exchange, Inc.	831	106,712
KKR & Co., Inc.	1,260	104,416
Charles Schwab Corp.	1,333	91,704
Corebridge Financial, Inc.	3,646	78,976
State Street Corp.	653	50,597
BlackRock, Inc.	50	40,184
		859,259
INSURANCE – 4.4%
Reinsurance Group of America, Inc.	670	108,376
American International Group, Inc.	1,562	105,852
Willis Towers Watson PLC	298	71,926
		286,154
BANKS – 2.9%
Bank of America Corp.	5,549	186,832
		1,332,245
CONSUMER DISCRETIONARY – 9.8%
AUTOMOBILES & COMPONENTS – 4.1%
General Motors Co.	2,272	81,625
BorgWarner, Inc.	2,199	78,845
Thor Industries, Inc.	635	75,056
Lear Corp.	122	17,161
Phinia, Inc.	466	14,111
		266,798
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.9%
Lithia Motors, Inc.	296	97,566
Amazon.com, Inc. (a)	590	89,705
		187,271
CONSUMER DURABLES & APPAREL – 1.6%
Carter's, Inc.	846	63,379
Brunswick Corp.	402	38,865
		102,244
CONSUMER SERVICES – 1.2%
Wendy's Co.	3,922	76,397
		632,710
COMMUNICATION SERVICES – 8.8%
MEDIA & ENTERTAINMENT – 8.8%
Alphabet, Inc., Class A (a)	1,334	186,277
Charter Communications, Inc., Class A (a)	354	137,632
Comcast Corp., Class A	1,760	77,180
Interpublic Group of Cos., Inc.	1,973	64,395
Warner Music Group Corp., Class A	1,733	62,035
Warner Bros. Discovery, Inc. (a)	3,861	43,932
		571,451
HEALTH CARE – 5.7%
HEALTH CARE EQUIPMENT & SERVICES – 3.2%
Centene Corp. (a)	1,311	97,274
Baxter International, Inc.	1,979	76,520
HCA Healthcare, Inc.	130	35,243
		209,037
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.5%
IQVIA Holdings, Inc. (a)	532	123,024
Danaher Corp.	173	40,022
		163,046
		372,083
INDUSTRIALS – 3.9%
CAPITAL GOODS – 2.7%
Masco Corp.	1,323	88,608
Carlisle Cos., Inc.	267	83,561
		172,169
COMMERCIAL & PROFESSIONAL SERVICES – 1.2%
OPENLANE, Inc. (a)	2,924	43,304
ABM Industries, Inc.	841	37,684
		80,988
		253,157
MATERIALS – 3.5%
Glencore PLC	22,886	137,719
Corteva, Inc.	1,215	58,199
Sealed Air Corp.	897	32,766
		228,684
ENERGY – 2.3%
Phillips 66	518	68,980
ConocoPhillips	389	45,128
EOG Resources, Inc.	275	33,225
		147,333
INFORMATION TECHNOLOGY – 1.6%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.6%
TE Connectivity Ltd.	722	101,424
REAL ESTATE – 1.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.3%
Howard Hughes Holdings, Inc. (a)	971	83,040
CONSUMER STAPLES – 1.3%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.3%
Kroger Co.	1,775	81,145
TOTAL COMMON STOCKS – 58.8%
(Cost $2,662,785)		3,803,272

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.1%
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp., Series A (b), 7.00%	224	$4,937
TOTAL PREFERRED STOCKS – 0.1% (Cost $6,229)		4,937

	Par Value	Value
FIXED INCOME – 37.5%
CORPORATE BONDS – 15.7%
FINANCIALS – 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, due 10/29/33	$15,500	$13,309
2.45%, due 10/29/26	12,500	11,574
5.75%, due 06/06/28	4,000	4,094
Ally Financial, Inc.
4.70%(5 yr. CMT + 3.868%) (b) (c)	23,750	17,814
6.992%(SOFR + 3.260%), due 06/13/29 (c)	9,250	9,553
4.70%(7 yr. CMT + 3.481%) (b) (c)	2,000	1,357
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (d)	20,373	17,134
Bank Of America Corp.
2.551% (SOFR + 1.050%), due 02/04/28 (c)	13,575	12,575
Bank of America Corp.
4.45%, due 03/03/26	5,000	4,945
Capital One Financial Corp.
7.624% (SOFR + 3.070%), due 10/30/31 (c)	19,600	21,538
Charles Schwab Corp.
5.853% (SOFR + 2.500%), due 05/19/34 (c)	23,750	24,516
Citigroup, Inc.
7.625%(5 yr. CMT + 3.211%) (b) (c)	14,500	14,806
3.40%, due 05/01/26	15,000	14,474
3.352%(3 mo. USD Term SOFR + 1.158%), due 04/24/25 (c)	6,360	6,311
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,854
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (d)	15,000	13,514
First Citizens BancShares, Inc.
3.375% (3 mo. USD Term SOFR + 2.465%), due 03/15/30 (c)	15,000	14,175
Goldman Sachs Group, Inc.
1.948%(SOFR + 0.913%), due 10/21/27 (c)	13,500	12,350
3.615%(SOFR + 1.846%), due 03/15/28 (c)	7,200	6,906
JPMorgan Chase & Co.
1.47% (SOFR + 0.765%), due 09/22/27 (c)	31,000	28,086
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (d)	9,000	8,801
LPL Holdings, Inc.
6.75%, due 11/17/28	14,225	15,164
Morgan Stanley
5.164% (SOFR + 1.590%), due 04/20/29 (c)	9,350	9,404
Pershing Square Holdings Ltd., 144A
3.25%, due 11/15/30 (d)	14,000	11,361
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	4,752
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (d)	7,075	6,010
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,101
Truist Financial Corp.
5.867% (SOFR + 2.361%), due 06/08/34 (c)	9,750	9,946
Wells Fargo & Co.
2.393%(SOFR + 2.100%), due 06/02/28 (c)	11,000	10,075
6.303%(SOFR + 1.790%), due 10/23/29 (c)	6,375	6,719
		348,218
INDUSTRIALS – 3.4%
AutoNation, Inc.
3.85%, due 03/01/32	11,750	10,441
Bacardi Ltd., 144A
4.45%, due 05/15/25 (d)	4,900	4,831
BAT Capital Corp.
2.259%, due 03/25/28	2,975	2,662
3.557%, due 08/15/27	1,835	1,751
BAT International Finance PLC
1.668%, due 03/25/26	4,460	4,143
Boeing Co.
5.805%, due 05/01/50	25,000	25,889
Carlisle Cos., Inc.
2.20%, due 03/01/32	21,055	17,177
Fortune Brands Innovations, Inc.
4.00%, due 06/15/25	13,430	13,195
5.875%, due 06/01/33	10,000	10,448
GXO Logistics, Inc.
1.65%, due 07/15/26	6,750	6,084
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (d)	18,500	16,145
3.75%, due 05/01/29 (d)	9,000	8,344
Howmet Aerospace, Inc.
3.00%, due 01/15/29	23,560	21,528
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 144A
6.75%, due 03/15/34 (d)	3,750	3,951
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.75%, due 04/01/33	5,000	4,953
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,883
MIWD Holdco II LLC/MIWD Finance Corp., 144A
5.50%, due 02/01/30 (d)	8,000	7,080

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.5% (cont.)
CORPORATE BONDS – 15.7% (cont.)
INDUSTRIALS – 3.4% (cont.)
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	$31,350	$26,661
United Parcel Service, Inc.
4.875%, due 03/03/33	6,350	6,591
Viterra Finance BV, 144A
5.25%, due 04/21/32 (d)	13,150	12,791
2.00%, due 04/21/26 (d)	11,400	10,583
		217,131
CONSUMER DISCRETIONARY – 2.6%
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,248
Booking Holdings, Inc.
3.55%, due 03/15/28	7,000	6,761
Brunswick Corp.
2.40%, due 08/18/31	35,813	28,943
CCO Holdings LLC/CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	2,723
5.125%, due 05/01/27 (d)	250	242
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	9,557
Expedia Group, Inc.
4.625%, due 08/01/27	18,526	18,441
3.25%, due 02/15/30	5,860	5,372
5.00%, due 02/15/26	4,334	4,329
Lear Corp.
2.60%, due 01/15/32	6,935	5,612
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (d)	8,540	7,712
4.625%, due 12/15/27 (d)	2,980	2,864
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,319
Marriott International, Inc.
2.75%, due 10/15/33	13,750	11,345
4.625%, due 06/15/30	9,400	9,231
MGM Resorts International
4.75%, due 10/15/28	13,875	13,220
Raising Cane's Restaurants LLC, 144A
9.375%, due 05/01/29 (d)	600	640
Tapestry, Inc.
7.85%, due 11/27/33	4,150	4,428
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (d)	17,250	15,386
ZF North America Capital, Inc., 144A
6.875%, due 04/14/28 (d)	9,250	9,585
		166,958
ENERGY – 1.3%
Apache Corp.
5.35%, due 07/01/49	10,000	8,315
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (d)	14,525	14,234
6.75%, due 04/15/29 (d)	8,000	8,074
Florida Gas Transmission Co. LLC, 144A
2.30%, due 10/01/31 (d)	14,750	12,101
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (d)	20,000	18,400
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (d)	26,312	25,355
		86,479
REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	9,892	9,595
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	9,096
Cushman & Wakefield U.S. Borrower LLC, 144A
6.75%, due 05/15/28 (d)	15,000	14,925
GLP Capital LP/GLP Financing II, Inc. REIT
4.00%, due 01/15/31	9,425	8,488
5.75%, due 06/01/28	4,975	5,020
5.25%, due 06/01/25	4,975	4,958
5.375%, due 04/15/26	3,925	3,901
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (d)	4,250	3,686
5.375%, due 08/01/28 (d)	3,400	3,268
RHP Hotel Properties LP/RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (d)	10,875	10,114
		73,051
MATERIALS – 0.5%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (d)	18,750	16,708
3.875%, due 03/16/29 (d)	1,000	938
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (d)	10,000	8,485
3.875%, due 10/27/27 (d)	4,950	4,758
Sealed Air Corp./Sealed Air Corp. U.S., 144A
7.25%, due 02/15/31 (d)	2,400	2,545
		33,434
HEALTH CARE – 0.4%
Baxter International, Inc.
2.539%, due 02/01/32	6,830	5,727
Embecta Corp., 144A
5.00%, due 02/15/30 (d)	11,602	9,841
Universal Health Services, Inc.
1.65%, due 09/01/26	7,750	7,051
		22,619
COMMUNICATION SERVICES – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, due 02/01/32	8,665	6,895
4.908%, due 07/23/25	2,985	2,957

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.5% (cont.)
CORPORATE BONDS – 15.7% (cont.)
COMMUNICATION SERVICES – 0.3% (cont.)
Meta Platforms, Inc.
4.95%, due 05/15/33	$10,000	$10,321
		20,173
CONSUMER STAPLES – 0.3%
Dollar General Corp.
5.45%, due 07/05/33	15,000	15,267
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (d)	4,000	4,107
		19,374
UTILITIES – 0.2%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (d)	2,400	2,537
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	12,519
		15,056
INFORMATION TECHNOLOGY – 0.2%
Apple, Inc.
2.65%, due 02/08/51	6,000	4,107
Broadcom, Inc., 144A
3.469%, due 04/15/34 (d)	9,955	8,661
		12,768
Total Corporate Bonds (Cost $1,071,333)		1,015,261
GOVERNMENT AND AGENCY SECURITIES – 9.0%
U.S. GOVERNMENT NOTES – 5.1%
U.S. Treasury Notes
3.125%, due 08/15/25	142,000	139,171
2.25%, due 11/15/24	75,000	73,321
2.875%, due 05/15/32	75,000	69,498
3.50%, due 02/15/33	50,000	48,487
		330,477
U.S. GOVERNMENT BONDS – 3.9%
U.S. Treasury Bonds
3.625%, due 02/15/53	100,000	92,343
2.75%, due 08/15/42	90,000	72,995
3.875%, due 02/15/43	50,000	47,672
3.00%, due 08/15/52	45,000	36,800
		249,810
Total Government and Agency Securities (Cost $605,669)		580,287
ASSET BACKED SECURITIES – 4.0%
Ford Credit Auto Owner Trust, Series 2023-B-Class C,
5.71%, due 12/15/30	11,410	11,497
Carvana Auto Receivables Trust, Series 2021-N2-Class E, 144A,
2.90%, due 03/10/28 (d)	11,639	10,801
CCG Receivables Trust, Series 2023-1-Class B, 144A,
5.99%, due 09/16/30 (d)	10,000	10,104
Ford Credit Auto Owner Trust, Series 2023-A-Class C,
5.51%, due 09/15/30	10,000	9,961
Santander Drive Auto Receivables Trust, Series 2022-3-Class C,
4.49%, due 08/15/29	10,000	9,787
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A,
7.80%, due 01/15/30 (d)	9,237	9,626
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (d)	9,500	9,554
GM Financial Consumer Automobile Receivables Trust, Series 2023-4-Class C,
6.41%, due 05/16/29	8,750	9,016
LAD Auto Receivables Trust, Series 2022-1A-Class A, 144A,
5.21%, due 06/15/27 (d)	8,639	8,594
CarMax Auto Owner Trust , Series 2023-1-Class D,
6.27%, due 11/15/29	8,500	8,474
Hpefs Equipment Trust, Series 2023-2A-Class-C, 144A,
6.48%, due 01/21/31 (d)	8,000	8,146
CCG Receivables Trust, Series 2023-1-Class C, 144A,
6.28%, due 09/16/30 (d)	8,000	8,103
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (d)	7,250	7,267
CPS Auto Receivables Trust, Series 2022-B-Class E, 144A,
7.14%, due 10/15/29 (d)	7,250	7,020
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A,
4.88%, due 04/16/29 (d)	7,500	6,965
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (d)	6,833	6,935
Carmax Auto Owner Trust, Series 2023-3-Class C,
5.61%, due 02/15/29	6,330	6,345
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	6,000	5,975
CarMax Auto Owner Trust , Series 2023-1-Class C,
5.19%, due 01/16/29	6,000	5,939
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (d)	5,737	5,866
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	5,750	5,663

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.5% (cont.)
ASSET BACKED SECURITIES – 4.0% (cont.)
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (d)	$5,500	$5,509
Ford Credit Auto Owner Trust, Series 2022-D-Class C,
6.46%, due 05/15/30	5,300	5,419
Carvana Auto Receivables Trust, Series 2023-P2-Class C, 144A,
5.84%, due 07/10/29 (d)	4,982	4,947
Carvana Auto Receivables Trust, Series 2023-P4-Class D, 144A,
7.37%, due 10/10/30 (d)	4,740	4,887
CCG Receivables Trust, Series 2022-1-Class B, 144A,
4.42%, due 07/16/29 (d)	5,000	4,886
Hpefs Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (d)	4,750	4,870
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	5,000	4,819
CPS Auto Receivables Trust, Series 2023-C-Class D, 144A,
6.77%, due 10/15/29 (d)	4,750	4,799
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A,
6.72%, due 06/10/30 (d)	4,000	4,018
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class B, 144A,
5.21%, due 03/15/30 (d)	4,000	3,953
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (d)	3,750	3,840
CarMax Auto Owner Trust , Series 2023-2-Class C,
5.57%, due 11/15/28	3,750	3,738
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	3,610	3,600
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (d)	3,165	3,258
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (d)	3,000	3,029
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	3,000	3,017
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class C, 144A,
5.50%, due 03/17/31 (d)	3,000	2,966
CCG Receivables Trust, Series 2022-1-Class C, 144A,
4.67%, due 07/16/29 (d)	3,000	2,929
Carvana Auto Receivables Trust, Series 2023-P3-Class B, 144A,
5.97%, due 09/10/29 (d)	2,750	2,776
Carvana Auto Receivables Trust, Series 2023-P3-Class C, 144A,
6.09%, due 11/13/29 (d)	2,675	2,708
CCG Receivables Trust, Series 2023-2-Class C, 144A,
6.45%, due 04/14/32 (d)	2,033	2,088
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,247	1,186
Carvana Auto Receivables Trust, Series 2020-P1-Class D,
1.82%, due 09/08/27	1,250	1,138
Carvana Auto Receivables Trust, Series 2023-P3-Class D, 144A,
6.82%, due 08/12/30 (d)	1,000	1,016
Carvana Auto Receivables Trust, Series 2023-P4-Class N, 144A,
8.05%, due 10/10/30 (d)	918	918
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (d)	880	879
Carvana Auto Receivables Trust, Series 2021-P2-Class D,
2.02%, due 05/10/28	605	535
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (d)	440	444
Carvana Auto Receivables Trust, Series 2023-P3-Class N, 144A,
8.05%, due 08/12/30 (d)	380	380
Carvana Auto Receivables Trust, Series 2023-P2-Class N, 144A,
8.64%, due 06/10/30 (d)	86	86
Total Asset Backed Securities (Cost $257,351)		260,276
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-159-Class A2
4.50%, due 07/25/33 (c)	41,800	41,945
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-147-Class A2
3.00%, due 06/25/32 (c)	40,000	35,965
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-155-Class A2
4.25%, due 04/25/33	27,000	26,585
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1522-Class A2
2.361%, due 10/25/36	32,850	25,402

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.5% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0% (cont.)
Bank, Series 2022-BNK40-Class A4
3.394%, due 03/15/64 (c)	$26,302	$23,452
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-148-Class A2
3.50%, due 07/25/32 (c)	20,000	18,668
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA5-Class M1A, 144A
8.287% (30 day USD SOFR Average + 2.950%), due 06/25/42 (c) (d)	14,000	14,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-145-Class A2
2.58%, due 05/25/32	15,600	13,589
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6- Class M1A, 144A
7.487% (30 day USD SOFR Average + 2.150%), due 09/25/42 (c) (d)	11,035	11,136
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
8.087% (30 day USD SOFR Average + 2.750%), due 05/25/42 (c) (d)	9,715	9,988
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A
2.807%, due 12/25/51 (c) (d)	10,037	7,807
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1-Class M1A, 144A
6.337% (30 day USD SOFR Average + 1.000%), due 01/25/42 (c) (d)	7,122	7,099
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1521-Class A2
2.184%, due 08/25/36	5,000	3,847
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A
3.304%, due 11/25/52 (c) (d)	4,607	3,748
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3-Class M1A, 144A
7.337% (30 day USD SOFR Average + 2.000%), due 04/25/42 (c) (d)	3,240	3,269
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1517-Class A2
1.716%, due 07/25/35	4,000	2,996
Bank, Series 2022-BNK40-Class AS
3.394%, due 03/15/64 (c)	3,500	2,934
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03-Class 1M1, 144A
7.437% (30 day USD SOFR Average + 2.100%), due 03/25/42 (c) (d)	1,165	1,179
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.11%, due 08/25/52 (c) (d)	889	702
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04-Class 1M1, 144A
7.337% (30 day USD SOFR Average + 2.000%), due 03/25/42 (c) (d)	533	538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0% (Cost $258,864)		255,221
MORTGAGE-BACKED SECURITIES – 3.1%
Federal National Mortgage Association, Pool FS3883
4.50%, due 02/01/53	40,208	38,988
Federal National Mortgage Association, Pool CB4555
4.50%, due 09/01/52	35,158	34,091
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	31,672	30,825
Federal Home Loan Mortgage Corp., Pool QD3619
2.50%, due 12/01/51	29,619	25,192
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	20,388	19,769
Federal National Mortgage Association, Pool FS5296
4.50%, due 05/01/53 (c)	15,075	14,617
Federal Home Loan Mortgage Corp., Pool SD1724
4.00%, due 09/01/52	9,373	8,880
Federal National Mortgage Association, Pool MA4700
4.00%, due 08/01/52	9,276	8,774
Federal National Mortgage Association, Pool FM8692
2.50%, due 09/01/51	8,921	7,588
Federal National Mortgage Association, Pool MA4464
1.50%, due 11/01/51	7,573	5,899
Federal Home Loan Mortgage Corp., Pool RA7522
4.50%, due 06/01/52	6,007	5,824
Federal Home Loan Mortgage Corp., Pool SD8149
1.50%, due 06/01/51	1,933	1,509
TOTAL MORTGAGE-BACKED SECURITIES – 3.1% (Cost $202,122)		201,956

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.5% (cont.)
BANK LOANS – 1.6%(e)
FINANCIALS – 0.5%
Citadel Securities LP 2023 Term Loan B
7.856% (1 mo. USD Term SOFR + 2.500%), due 07/29/30 (c)	$19,879	$19,904
GTCR W Merger Sub LLC
0.00%, due 09/20/30 (f)	10,500	10,540
		30,444
HEALTH CARE – 0.4%
Fortrea Holdings, Inc. Term Loan B
9.106% (1 mo. USD Term SOFR + 3.750%), due 07/01/30 (c)	4,975	4,967
Medline Borrower LP USD Term Loan B
8.47% (1 mo. USD Term SOFR + 3.000%), due 10/23/28 (c)	22,238	22,328
		27,295
INDUSTRIALS – 0.4%
Skymiles IP Ltd. 2020 Term Loan B
9.166% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (c)	11,200	11,456
Uber Technologies, Inc. 2023 Term Loan B
8.135% (3 mo. USD Term SOFR + 2.750%), due 03/03/30 (c)	12,694	12,724
		24,180
ENERGY – 0.2%
ChampionX Corp. 2022 Term Loan B2
8.206% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (c)	16,335	16,371
CONSUMER DISCRETIONARY – 0.1%
Peer Holding III BV 2023 Term Loan B4
0.00%, due 10/19/30 (f)	6,400	6,413
Total Bank Loans (Cost $103,999)		104,703
CONVERTIBLE BOND – 0.1%
Envista Holdings Corp, 144A,
1.75%, due 08/15/28 (d)	9,900	9,009
Total Convertible Bond (Cost $8,743)		9,009
TOTAL FIXED INCOME – 37.5% (Cost $2,508,081)		2,426,713

SHORT-TERM INVESTMENTS – 3.7%

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $228,810, collateralized by a United States Treasury Notes, 0.375% - 4.625% due 01/31/26, - 03/15/26 aggregate value plus accrued interest of $233,249 (Cost: $228,675)	228,675	228,675
COMMERCIAL PAPER – 0.2%
American Honda Finance Corp.,
5.66%, due 01/09/24 (g)
(Cost $14,982)	15,000	14,975
TOTAL SHORT-TERM INVESTMENTS – 3.7% (Cost $243,657)		243,650
TOTAL INVESTMENTS – 100.1% (Cost $5,420,752)		6,478,572
Liabilities In Excess of Other Assets – (0.1)%		(5,501)
NET ASSETS – 100.0%		$6,473,071

(a)	Non-income producing security.
(b)	Security is perpetual and has no stated maturity date.
(c)	Floating Rate Note. Rate shown is as of December 31, 2023.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
Abbreviations:
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.6%
COMMUNICATION SERVICES – 0.6%
Liberty Broadband Corp., Series A (a), 7.00%	31	$676
TOTAL PREFERRED STOCKS – 0.6%
(Cost $821)		676

	Par Value	Value
FIXED INCOME – 96.1%
CORPORATE BONDS – 40.2%
FINANCIALS – 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, due 06/06/28	500	512
3.40%, due 10/29/33	500	429
Ally Financial, Inc.
4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	678
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (c)	750	631
Capital One Financial Corp.
3.95%(5 yr. CMT + 3.157%) (a) (b)	1,000	801
7.624%(SOFR + 3.070%), due 10/30/31 (b)	250	275
Charles Schwab Corp.
5.853% (SOFR + 2.500%), due 05/19/34 (b)	1,000	1,032
Citigroup, Inc.
4.70%(SOFR + 3.234%) (a) (b)	1,250	1,163
7.625%(5 yr. CMT + 3.211%) (a) (b)	500	511
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	978
LPL Holdings, Inc.
6.75%, due 11/17/28	500	533
Morgan Stanley
5.164% (SOFR + 1.590%), due 04/20/29 (b)	500	503
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
3.875%, due 03/01/31 (c)	500	440
4.00%, due 10/15/33 (c)	250	212
Truist Financial Corp.
5.867% (SOFR + 2.361%), due 06/08/34 (b)	750	765
Wells Fargo & Co.
3.90%(5 yr. CMT + 3.453%) (a) (b)	1,000	924
6.303%(SOFR + 1.790%), due 10/23/29 (b)	500	527
		10,914
INDUSTRIALS – 8.2%
AutoNation, Inc.
3.85%, due 03/01/32	1,000	888
BAT Capital Corp.
2.259%, due 03/25/28	1,000	895
Boeing Co.
5.805%, due 05/01/50	650	673
2.70%, due 02/01/27	250	236
3.625%, due 02/01/31	200	186
GXO Logistics, Inc.
2.65%, due 07/15/31	500	410
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (c)	1,000	873
Howmet Aerospace, Inc.
3.00%, due 01/15/29	550	503
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 144A
6.75%, due 03/15/34 (c)	1,000	1,054
MIWD Holdco II LLC/MIWD Finance Corp., 144A
5.50%, due 02/01/30 (c)	500	442
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	500	425
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (c)	1,100	1,049
United Parcel Service, Inc.
4.875%, due 03/03/33	500	519
Viterra Finance BV, 144A
2.00%, due 04/21/26 (c)	1,000	928
5.25%, due 04/21/32 (c)	250	243
		9,324
CONSUMER DISCRETIONARY – 5.6%
Brunswick Corp.
2.40%, due 08/18/31	1,250	1,010
Daimler Truck Finance North America LLC, 144A
5.40%, due 09/20/28 (c)	500	510
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	750	682
M/I Homes, Inc.
3.95%, due 02/15/30	500	445
Marriott International, Inc.
2.75%, due 10/15/33	1,000	825
Raising Cane's Restaurants LLC, 144A
9.375%, due 05/01/29 (c)	750	800
Tapestry, Inc.
7.85%, due 11/27/33	1,250	1,334
ZF North America Capital, Inc., 144A
6.875%, due 04/14/28 (c)	750	777
		6,383
ENERGY – 5.2%
Apache Corp.
5.35%, due 07/01/49	250	208
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (c)	1,117	1,095
EQT Corp.
5.70%, due 04/01/28	1,000	1,015
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (c)	750	690
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	500	520

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.1% (cont.)
CORPORATE BONDS – 40.2% (cont.)
ENERGY – 5.2% (cont.)
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	$1,500	$1,445
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	900	953
		5,926
MATERIALS – 3.4%
Anglo American Capital PLC, 144A
3.875%, due 03/16/29 (c)	1,000	938
ArcelorMittal SA
6.55%, due 11/29/27	1,000	1,050
Celanese U.S. Holdings LLC
6.70%, due 11/15/33	450	488
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (c)	1,000	849
Sealed Air Corp./Sealed Air Corp. U.S., 144A
7.25%, due 02/15/31 (c)	500	530
		3,855
REAL ESTATE – 2.9%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	650	631
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	846
Cushman & Wakefield U.S. Borrower LLC, 144A
6.75%, due 05/15/28 (c)	1,000	995
GLP Capital LP/GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	450
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (c)	500	434
		3,356
HEALTH CARE – 2.5%
Baxter International, Inc.
2.539%, due 02/01/32	685	574
CVS Health Corp.
5.25%, due 02/21/33	500	511
Embecta Corp., 144A
5.00%, due 02/15/30 (c)	580	492
Fortrea Holdings, Inc., 144A
7.50%, due 07/01/30 (c)	200	206
Tenet Healthcare Corp., 144A
6.75%, due 05/15/31 (c)	1,000	1,022
		2,805
UTILITIES – 1.5%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (c)	750	793
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (b)	1,000	910
		1,703
CONSUMER STAPLES – 1.1%
Dollar General Corp.
5.45%, due 07/05/33	500	509
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (c)	750	770
		1,279
COMMUNICATION SERVICES – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, due 02/01/32	270	215
Total Corporate Bonds
(Cost $46,643)		45,760
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1515-Class A2
1.94%, due 02/25/35	5,200	4,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1522-Class A2
2.361%, due 10/25/36	5,200	4,021
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1521-Class A2
2.184%, due 08/25/36	5,200	4,001
Bank, Series 2022-BNK40-Class A4
3.394%, due 03/15/64 (b)	3,600	3,210
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
8.087% (30 day USD SOFR Average + 2.750%), due 05/25/42 (b) (c)	1,118	1,149
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04-Class 1M1, 144A
7.337% (30 day USD SOFR Average + 2.000%), due 03/25/42 (b) (c)	825	833
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1517-Class A2
1.716%, due 07/25/35	1,050	786
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.11%, due 08/25/52 (b) (c)	961	759
JP Morgan Mortgage Trust, Series 2022-8-Class B2, 144A
4.676%, due 01/25/53 (b) (c)	595	520
JP Morgan Mortgage Trust, Series 2020-5-Class B1, 144A
3.573%, due 12/25/50 (b) (c)	462	396

Oakmark.com

Oakmark Bond Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.1% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.6% (cont.)
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3-Class M1A, 144A
7.337% (30 day USD SOFR Average + 2.000%), due 04/25/42 (b) (c)	$326	$329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 17.6%
(Cost $19,595)		20,073

GOVERNMENT AND AGENCY SECURITIES – 14.0%
U.S. GOVERNMENT NOTES – 7.5%
U.S. Treasury Notes
3.50%, due 01/31/30	2,500	2,445
0.625%, due 08/15/30	3,000	2,433
4.125%, due 11/15/32	1,000	1,016
2.875%, due 05/15/32	1,000	927
2.75%, due 08/15/32	1,000	916
1.625%, due 05/15/31	1,000	858
		8,595
U.S. GOVERNMENT BONDS – 6.5%
U.S. Treasury Bonds
3.00%, due 08/15/52	2,500	2,044
4.375%, due 08/15/43	1,500	1,531
3.625%, due 05/15/53	1,500	1,387
1.875%, due 11/15/51	1,250	790
4.125%, due 08/15/53	500	505
3.375%, due 08/15/42	500	446
2.00%, due 11/15/41	500	362
2.00%, due 08/15/51	500	327
		7,392
Total Government and Agency Securities
(Cost $16,898)		15,987
ASSET BACKED SECURITIES – 9.4%
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (c)	1,000	1,002
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	1,000	996
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,000	951
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	791	814
Carvana Auto Receivables Trust, Series 2021-P1-Class D,
1.82%, due 12/10/27	880	797
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	757
CCG Receivables Trust, Series 2023-2-Class C, 144A,
6.45%, due 04/14/32 (c)	500	513
Hpefs Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (c)	500	513
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (c)	500	512
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (c)	500	503
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	500	503
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (c)	500	501
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	500	499
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	500	492
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	500	482
Sierra Timeshare Receivables Funding LLC, Series 2022-1A-Class C, 144A,
3.94%, due 10/20/38 (c)	377	361
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	330	333
Carvana Auto Receivables Trust, Series 2023-P4-Class N, 144A,
8.05%, due 10/10/30 (c)	142	142
Carvana Auto Receivables Trust, Series 2023-P2-Class N, 144A,
8.64%, due 06/10/30 (c)	10	10
Total Asset Backed Securities
(Cost $10,628)		10,681
MORTGAGE-BACKED SECURITIES – 7.3%
Federal National Mortgage Association, Pool MA4182
2.00%, due 11/01/50	5,093	4,189
Federal National Mortgage Association, Pool CB2773
2.00%, due 02/01/52	5,087	4,162
TOTAL MORTGAGE-BACKED SECURITIES – 7.3%
(Cost $7,575)		8,351

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.1% (cont.)
BANK LOANS – 7.2%(d)
FINANCIALS – 2.0%
Citadel Securities LP 2023 Term Loan B
7.97% (1 mo. USD Term SOFR + 2.500%), due 07/29/30 (b)	$1,236	$1,238
GTCR W Merger Sub LLC
0.00%, due 09/20/30 (e)	1,000	1,004
		2,242
HEALTH CARE – 1.7%
Owens & Minor, Inc. 2022 Term Loan B
9.198% - 9.206% (3 mo. USD Term SOFR + 3.750%), due 03/29/29 (b)	431	431
Medline Borrower LP USD Term Loan B
8.47% (1 mo. USD Term SOFR + 3.000%), due 10/23/28 (b)	739	742
Fortrea Holdings, Inc. Term Loan B
9.106% (1 mo. USD Term SOFR + 3.750%), due 07/01/30 (b)	746	745
		1,918
CONSUMER DISCRETIONARY – 1.5%
Carrols Restaurant Group, Inc. Term Loan B
8.706% (1 mo. USD Term SOFR + 3.250%), due 04/30/26 (b)	791	773
Peer Holding III BV 2023 Term Loan B4
0.00%, due 10/19/30 (e)	1,000	1,002
		1,775
INDUSTRIALS – 1.1%
Skymiles IP Ltd. 2020 Term Loan B
9.166% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (b)	800	818
Uber Technologies, Inc. 2023 Term Loan B
8.135% (3 mo. USD Term SOFR + 2.750%), due 03/03/30 (b)	397	399
		1,217
ENERGY – 0.9%
ChampionX Corp. 2022 Term Loan B2
8.206% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (b)	990	992
Total Bank Loans
(Cost $8,016)		8,144
CONVERTIBLE BOND – 0.4%
HEALTH CARE – 0.4%
Envista Holdings Corp, 144A,
1.75%, due 08/15/28 (c)	500	455
Total Convertible Bond (Cost $448)		455
TOTAL FIXED INCOME – 96.1% (Cost $109,803)		109,451

SHORT-TERM INVESTMENTS – 4.3%
REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corp. Repurchase Agreement, 5.32% dated 12/29/23 due 01/02/24, repurchase price $4,917, collateralized by a United States Treasury Note, 0.625% due 01/15/26, value plus accrued interest of $5,012 (Cost: $4,914)	4,914	4,914
TOTAL SHORT-TERM INVESTMENTS – 4.3%
(Cost $4,914)		4,914
TOTAL INVESTMENTS – 101.0% (Cost $115,538)		115,041
Liabilities In Excess of Other Assets – (1.0)%		(1,153)
NET ASSETS – 100.0%		$113,888

(a)	Security is perpetual and has no stated maturity date.
(b)	Floating Rate Note. Rate shown is as of December 31, 2023.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
Abbreviations:
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”), and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If Flex options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2023, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$18,287,133	$0	$0
Short-Term Investments	0	1,049,582	0
Total	$18,287,133	$1,049,582	$0

Select
Common Stocks	$5,760,953	$0	$0
Short-Term Investments	0	413,351	0
Total	$5,760,953	$413,351	$0

Global
Common Stocks	$1,118,920	$74,430	$0
Short Term Investments	0	27,876	0
Total	$1,118,920	$102,306	$0

Global Select
Common Stocks	$913,682	$102,180	$0
Preferred Stocks	0	49,897	0
Short-Term Investments	0	51,662	0
Total	$913,682	$203,739	$0

International
Common Stocks	$18,301,023	$1,121,326	$0
Preferred Stocks	0	348,085	0
Short-Term Investments	0	565,983	0
Total	$18,301,023	$2,035,394	$0

Int'l Small Cap
Common Stocks	$1,345,085	$72,531	$0
Short-Term Investments	0	36,920	0
Total	$1,345,085	$109,451	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity and Income
Common Stocks	$3,803,272	$0	$0
Preferred Stocks	4,937	0	0
Corporate Bonds	0	1,015,261	0
Government and Agency Securities	0	580,287	0
Asset Backed Securities	0	260,276	0
Collateralized Mortgage Obligations	0	255,221	0
Mortgage-Backed Securities	0	201,956	0
Bank Loans	0	104,703	0
Convertible Bonds	0	9,009	0
Short-Term Investments	0	243,650	0
Total	$3,808,209	$2,670,363	$0

Bond
Preferred Stocks	$676	$0	$0
Corporate Bonds	0	45,760	0
Collateralized Mortgage Obligations	0	20,073	0
Government and Agency Securities	0	15,987	0
Asset Backed Securities	0	10,681	0
Mortgage-Backed Securities	0	8,351	0
Bank Loans	0	8,144	0
Convertible Bond	0	455	0
Short-Term Investments	0	4,914	0
Total	$676	$114,365	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2023, none of the Funds had outstanding forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when issued basis will be delivered to the counterparty. At December 31, 2023, none of the Funds had short sales..

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At December 31, 2023, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2023, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended December 31, 2023. There were no purchased options outstanding at December 31, 2023.

Oakmark, Select and Bond used options written for tax management purposes and as an investment strategy in an effort to increase the Funds' returns during the period ended December 31, 2023. There were no written options outstanding at December 31, 2023.

For the period ended December 31, 2023, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$10,406	$(28,328)
Select	13,563	(9,563)
Bond	0	(46)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2023, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2023, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2023. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.